Investments in associates	12 Months Ended
Dec. 31, 2025
Disclosure of associates [abstract]
Investments in associates
Note 18. Investments in associates
As of December 31, 2025, and 2024, the Company holds the following interests in associates:

Company	Equity interest			Income (loss) from investments in associates		Investments in associates
	As of December 31, 2025	As of December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2023	As of December 31, 2025	As of December 31, 2024	Main activity
VMOS S.A.	10.2%	14.1%	(5,214)	—	—	30,702	12	Midstream
Other	—	—	—	—	—	23,840	11,894	—

Total investments in associates			(5,214)	—	—	54,542	11,906

For the years ended December 31, 2025, 2024 and 2023, the Company made payments r el
ated to investment in associates for 56,706, 3,287 and 2,176, respectively.
VMOS S.A.
On December 13, 2024, the Company, through its subsidiary Vista Argentina, signed an agreement with YPF, Pampa Energía S.A. and Pan American Sur S.A. (hereinafter, the “initial shareholders”) to acquire a minority interest in VMOS S.A. was created to develop the Vaca Muerta Sur project, the purpose of which is to build a crude oil export pipeline, a loading and unloading port terminal with interconnected single buoy moorings, a tank yard and the ancillary facilities related to such assets (the “Project”).
The main pipeline will have a total length of 437 kilometers, connecting the Allen pumping station to Punta Colorada, with a transport capacity of 550,000 barrels of crude oil per day (“bbl/d”), expandable up to 700,000 bbl/d. The project is currently under construction, with activity advancing across different work fronts, and commercial operations are expected to begin in the first quarter of 2027.
This Project will require an estimated investment of 3 billion, to be funded through shareholder contributions and third-party financing.

As of December 31, 2025, the Company has been awarded a transportation, storage and dispatch capacity of 50,000 bbl/d in the Project, and holds a 10.20% interest, which it recognizes under the equity method
As of December 31, 2025, and 2024, VMOS S.A. reported total equity of 301,010 and 85, respectively, and for the year ended December 31, 2025, it recorded a net loss of 51,366.
See Note 34 for more information.